Property, plant and equipment and right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Beginning balance	$ 1,740,235	$ 2,075,441
Ending balance	1,352,645	1,740,235	$ 2,075,441
Changes in right-of-use assets [abstract]
Beginning balance	886,909	965,019
Charge for the year	95,383	95,895	88,615
Ending balance	699,057	886,909	965,019
Cost
Changes in property, plant and equipment [abstract]
Beginning balance	2,938,489	3,736,078	3,328,495
Additions during the period	224,638	459,093	416,326
Additions through business combinations		5,576	266,995
Transfer from advance payments	51,806	89,314	125,785
Disposals	(22,456)	(161,556)	(241,095)
Disposal of subsidiary	(63,475)
Exchange differences	(666,810)	(1,078,286)	(160,428)
Reclassified to assets held for sale		(111,730)
Ending balance	2,462,192	2,938,489	3,736,078
Changes in right-of-use assets [abstract]
Beginning balance	1,116,990	1,165,180	650,504
Additions during the year	154,459	123,281	100,832
Additions through business combinations			478,602
Disposals	(99,606)	(52,271)	(17,755)
Disposal of subsidiary	(52,032)
Exchange differences	(200,283)	(117,853)	(47,003)
Reclassified to assets held for sale		(1,347)
Ending balance	919,528	1,116,990	1,165,180
Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(1,198,254)	(1,660,637)	(1,614,234)
Charge for the period	221,774	290,570	333,876
Impairment	12,079	86,031	34,903
Disposals	19,399	158,873	235,690
Disposal of subsidiary	25,582
Exchange differences	277,579	592,813	86,686
Reclassified to assets held for sale		87,298
Ending balance	(1,109,547)	(1,198,254)	(1,660,637)
Changes in right-of-use assets [abstract]
Beginning balance	(230,081)	(200,161)	(129,853)
Charge for the year	95,383	95,895	88,615
Impairment	1,828	1,663	3,151
Disposals	35,329	23,920	13,237
Disposal of subsidiary	27,456
Exchange differences	44,036	43,018	8,221
Reclassified to assets held for sale		700
Ending balance	(220,471)	(230,081)	(200,161)
Towers and tower equipment
Changes in property, plant and equipment [abstract]
Beginning balance	1,125,062	1,400,241
Ending balance	912,573	1,125,062	1,400,241
Towers and tower equipment | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	2,193,901	2,961,567	2,829,528
Additions during the period	28,675	64,165	(20,994)
Additions through business combinations		5,576	266,110
Reclassification	141,509	208,363	176,625
Transfer from advance payments	38,898	67,978	100,578
Disposals	(19,885)	(122,022)	(239,350)
Disposal of subsidiary	(61,738)
Exchange differences	(452,347)	(880,175)	(150,930)
Reclassified to assets held for sale		(111,551)
Ending balance	1,869,013	2,193,901	2,961,567
Towers and tower equipment | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(1,068,839)	(1,561,326)	(1,575,315)
Charge for the period	150,067	216,776	268,999
Impairment	11,603	85,567	34,702
Disposals	17,423	120,503	234,117
Disposal of subsidiary	25,169
Exchange differences	231,477	587,037	83,573
Reclassified to assets held for sale		87,290
Ending balance	(956,440)	(1,068,839)	(1,561,326)
Fiber assets
Changes in property, plant and equipment [abstract]
Beginning balance	352,410	305,150
Ending balance	283,010	352,410	305,150
Fiber assets | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	448,789	364,182	250,690
Additions during the period	8,605	32,293	70,905
Reclassification	39,902	81,929	10,991
Transfer from advance payments	14,740	2,529	16,412
Disposals	(538)	(35,575)
Exchange differences	(119,820)	3,431	15,184
Ending balance	391,678	448,789	364,182
Fiber assets | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(96,379)	(59,032)	(5,354)
Charge for the period	49,067	65,246	54,152
Impairment	441	464	201
Disposals	429	34,506
Exchange differences	36,790	(6,143)	675
Ending balance	(108,668)	(96,379)	(59,032)
Land and buildings
Changes in property, plant and equipment [abstract]
Beginning balance	38,047	61,753
Ending balance	26,508	38,047	61,753
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	39,280	63,586	56,268
Additions during the period	2,144	3,017	1,489
Additions through business combinations			885
Reclassification	351	5,210	1,992
Transfer from advance payments	169	2,164	6,754
Exchange differences	(14,403)	(34,697)	(3,802)
Ending balance	27,541	39,280	63,586
Land and buildings | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(1,233)	(1,833)	(1,637)
Charge for the period	271	358	315
Exchange differences	471	958	119
Ending balance	(1,033)	(1,233)	(1,833)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance	5,346	10,871
Ending balance	6,476	5,346	10,871
Furniture and office equipment | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	24,399	32,308	22,198
Additions during the period	2,571	3,775	7,453
Reclassification	20,789	(2,300)	4,231
Transfer from advance payments			33
Disposals	(1,292)	(1,743)	(459)
Disposal of subsidiary	(1,065)
Exchange differences	(6,694)	(7,589)	(1,148)
Reclassified to assets held for sale		(52)
Ending balance	38,708	24,399	32,308
Furniture and office equipment | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(19,053)	(21,437)	(17,157)
Charge for the period	20,184	4,173	5,800
Impairment	31
Disposals	989	1,723	301
Disposal of subsidiary	413
Exchange differences	5,634	4,826	1,219
Reclassified to assets held for sale		8
Ending balance	(32,232)	(19,053)	(21,437)
Motor vehicles
Changes in property, plant and equipment [abstract]
Beginning balance	6,632	10,268
Ending balance	3,369	6,632	10,268
Motor vehicles | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	19,382	27,277	23,458
Additions during the period	1,086	4,481	6,961
Reclassification		337
Disposals	(741)	(2,216)	(1,286)
Exchange differences	(5,184)	(10,497)	(1,856)
Ending balance	14,543	19,382	27,277
Motor vehicles | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance	(12,750)	(17,009)	(14,771)
Charge for the period	2,185	4,017	4,610
Impairment	4
Disposals	558	2,141	1,272
Exchange differences	3,207	6,135	1,100
Ending balance	(11,174)	(12,750)	(17,009)
Capital work in progress
Changes in property, plant and equipment [abstract]
Beginning balance	212,738	287,158
Ending balance	120,709	212,738	287,158
Capital work in progress | Cost
Changes in property, plant and equipment [abstract]
Beginning balance	212,738	287,158	146,353
Additions during the period	181,557	351,362	350,512
Reclassification	(202,551)	(293,539)	(193,839)
Transfer from advance payments	(2,001)	16,643	2,008
Disposal of subsidiary	(672)
Exchange differences	(68,362)	(148,759)	(17,876)
Reclassified to assets held for sale		(127)
Ending balance	$ 120,709	$ 212,738	$ 287,158